NICHOLAS LIMITED EDITION, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)

AS OF MARCH 31, 2019

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS - 94.89%
	Consumer Discretionary—Automobiles & Components - 1.33%
64,000	Dorman Products, Inc.	$5,637,760

	Consumer Discretionary—Durables & Apparel - 1.24%
160,000	La-Z-Boy Incorporated	5,278,400

	Consumer Discretionary—Retailing - 3.07%
70,000	Murphy USA Inc.	5,993,400
82,000	Ollie’s Bargain Outlet Holdings, Inc.	6,997,060

		12,990,460

	Consumer Discretionary—Services - 3.23%
220,000	Carriage Services, Inc.	4,235,000
367,500	Potbelly Corporation	3,127,425
352,500	Wendy’s Company (The)	6,306,225

		13,668,650

	Consumer Staples—Food & Staples Retailing - 0.81%
58,000	PriceSmart, Inc.	3,415,040

	Consumer Staples—Food, Beverage & Tobacco - 1.41%
292,500	Nomad Foods Limited	5,981,625

	Financials—Banks - 2.87%
143,394	First Financial Bancorp.	3,450,060
131,000	Glacier Bancorp, Inc.	5,249,170
48,500	IBERIABANK Corporation	3,477,935

		12,177,165

	Financials—Diversified - 4.07%
146,500	Cohen & Steers, Inc.	6,192,555
222,866	Granite Point Mortgage Trust Inc.	4,138,622
55,000	Morningstar, Inc.	6,929,450

		17,260,627

	Financials—Insurance - 1.53%
220,000	Brown & Brown, Inc.	6,492,200

	Health Care—Equipment & Services - 9.76%
60,500	LivaNova PLC	5,883,625
102,500	NuVasive, Inc.	5,820,975
54,000	STERIS plc	6,913,620
80,000	Tabula Rasa HealthCare, Inc.	4,513,600
182,000	Varex Imaging Corporation	6,166,160
167,246	Vocera Communications, Inc.	5,289,991
215,000	Wright Medical Group N.V.	6,761,750

		41,349,721

	Health Care—Pharmaceuticals, Biotechnology & Life Sciences - 5.53%
34,500	Bio-Techne Corporation	6,849,975
50,000	ICON plc	6,829,000
145,000	Prestige Consumer Healthcare Inc.	4,336,950
105,000	Syneos Health, Inc.	5,434,800

		23,450,725

	Industrials—Capital Goods - 7.70%
87,500	A.O. Smith Corporation	4,665,500
162,500	Beacon Roofing Supply, Inc.	5,226,000
297,710	BMC Stock Holdings, Inc.	5,260,536
60,406	HEICO Corporation	5,730,717
50,000	Middleby Corporation (The)	6,501,500
64,000	Regal-Beloit Corporation	5,239,680

		32,623,933

	Industrials—Commercial & Professional Services - 10.10%
212,500	Advanced Disposal Services, Inc.	5,950,000
147,500	Healthcare Services Group, Inc.	4,866,025
91,500	ICF International, Inc.	6,961,320
262,500	Interface, Inc.	4,021,500
105,000	KAR Auction Services, Inc.	5,387,550
165,000	Ritchie Bros. Auctioneers Incorporated	5,610,000
135,696	SP Plus Corporation	4,629,946
95,470	US Ecology, Inc.	5,344,411

		42,770,752

	Industrials—Transportation - 3.38%
140,000	Knight-Swift Transportation Holdings Inc.	4,575,200
278,266	Marten Transport, Ltd.	4,961,483
140,000	Werner Enterprises, Inc.	4,781,000

		14,317,683

	Information Technology—Hardware & Equipment - 1.67%
70,000	Acacia Communications, Inc.	4,014,500
180,000	Control4 Corporation	3,047,400

		7,061,900

	Information Technology—Semiconductors & Semiconductor Equipment - 3.34%
200,000	Lattice Semiconductor Corporation	2,386,000
80,140	Power Integrations, Inc.	5,604,992
120,600	Semtech Corporation	6,139,746

		14,130,738

	Information Technology—Software & Services - 23.61%
124,000	BlackLine, Inc.	5,743,680
90,000	Bottomline Technologies (de), Inc.	4,508,100
79,000	CyberArk Software Ltd.	9,404,950
190,000	Descartes Systems Group Inc. (The)	6,912,200
99,000	Envestnet, Inc.	6,473,610
57,000	Euronet Worldwide, Inc.	8,127,630
182,500	EVERTEC, Inc.	5,075,325
53,000	EVO Payments, Inc.—Class A	1,539,650
102,000	ExlService Holdings, Inc.	6,122,040
272,500	i3 Verticals, Inc.—Class A	6,545,450
98,000	Paylocity Holding Corporation	8,740,620
110,500	Q2 Holdings, Inc.	7,653,230
67,000	Qualys, Inc.	5,543,580
165,000	Rapid7, Inc.	8,350,650
36,500	Varonis Systems, Inc.	2,176,495
133,400	WNS (Holdings) Limited	7,106,218

		100,023,428

	Materials - 6.74%
87,600	American Vanguard Corporation	1,508,472
59,500	AptarGroup, Inc.	6,330,205
177,500	GCP Applied Technologies Inc.	5,254,000
167,500	PolyOne Corporation	4,909,425
87,500	RPM International, Inc.	5,078,500
81,000	Sensient Technologies Corporation	5,490,990

		28,571,592

	Real Estate—Real Estate - 3.50%
156,433	Community Healthcare Trust Incorporated	5,614,380
122,500	NexPoint Residential Trust, Inc.	4,696,650
100,000	QTS Realty Trust, Inc.—Class A	4,499,000

		14,810,030

	TOTAL COMMON STOCKS (cost $267,274,364)	402,012,429

SHORT-TERM INVESTMENTS - 4.54%
	U.S. Government Securities - 3.07%
3,000,000	U.S. Treasury Bill 04/02/2019, 2.348%	2,999,806
5,000,000	U.S. Treasury Bill 04/11/2019, 2.616%	4,996,777
5,000,000	U.S. Treasury Bill 04/18/2019, 2.553%	4,994,410

		12,990,993

	Money Market Fund - 1.47%
6,249,835	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield 2.33%	6,249,835

	TOTAL SHORT-TERM INVESTMENTS (cost $19,240,828)	19,240,828

	TOTAL INVESTMENTS (cost $286,515,192) - 99.43%	421,253,257

	OTHER ASSETS, NET OF LIABILITIES - 0.57%	2,402,638

	TOTAL NET ASSETS (basis of percentages disclosed above) - 100%	$423,655,895

% of net assets.

As of March 31, 2019, investment cost for federal tax purposes was $286,532,180 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$142,444,369
Unrealized depreciation	(7,723,292)

Net unrealized appreciation	$134,721,077

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund’s investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$402,012,429
Money Market Fund	6,249,835
Level 2 -
U.S. Government Securities	12,990,993
Level 3 -
None	—

Total	$421,253,257

(1)	See Schedule above for further detail by industry.